Employee Benefit Plans Textuals (Detail) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,300,000,000	$ 1,200,000,000
Expected duration of returns for the plan	20 years
Pension plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax, Next Twelve Months	12,700,000
Fair value of plan assets	878,823,000	903,033,000	894,362,000
Estimated future employer contributions in next fiscal year	33,500,000
Other postretirement benefit plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax, Next Twelve Months	4,500,000
Fair value of plan assets	0	0	0
United States postretirement benefit plans of US entity, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	728,800,000
United States postretirement benefit plans of US entity, defined benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	34.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	38.00%
United States postretirement benefit plans of US entity, defined benefit [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	54.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	58.00%
United States postretirement benefit plans of US entity, defined benefit [Member] | Other Alternative Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	6.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	10.00%
Foreign pension plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 150,000,000